Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.58375%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,204,202.92

Principal:
Principal Collections	$28,127,458.59
Prepayments in Full	$13,920,605.93
Liquidation Proceeds	$746,525.79
Recoveries	$122,343.54
Sub Total	$42,916,933.85
Collections	$46,121,136.77

Purchase Amounts:
Purchase Amounts Related to Principal	$165,007.92
Purchase Amounts Related to Interest	$401.30
Sub Total	$165,409.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,286,545.99

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,286,545.99
Servicing Fee	$1,008,950.40	$1,008,950.40	$0.00	$0.00	$45,277,595.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,277,595.59
Interest - Class A-2a Notes	$390,562.06	$390,562.06	$0.00	$0.00	$44,887,033.53
Interest - Class A-2b Notes	$284,612.77	$284,612.77	$0.00	$0.00	$44,602,420.76
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$43,220,463.01
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$42,877,682.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,877,682.01
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$42,749,415.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,749,415.34
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$42,659,938.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,659,938.67
Regular Principal Payment	$43,208,050.83	$42,659,938.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,286,545.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,659,938.67
Total					$42,659,938.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,992,278.90	$78.52	$390,562.06	$1.23	$25,382,840.96	$79.75
Class A-2b Notes	$17,667,659.77	$78.52	$284,612.77	$1.26	$17,952,272.54	$79.78
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$42,659,938.67	$27.02	$2,617,656.92	$1.66	$45,277,595.59	$28.68

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$180,955,392.53	0.5685415	$155,963,113.63	0.4900186
Class A-2b Notes	$127,921,840.27	0.5685415	$110,254,180.50	0.4900186
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,065,297,232.80	0.6747299	$1,022,637,294.13	0.6477102

Pool Information
Weighted Average APR	3.391%	3.383%
Weighted Average Remaining Term	48.53	47.68
Number of Receivables Outstanding	51,678	50,688
Pool Balance	$1,210,740,484.95	$1,167,092,993.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,106,810,158.04	$1,067,225,523.44
Pool Factor	0.7006601	0.6754011

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$99,867,470.18
Targeted Overcollateralization Amount	$145,003,811.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$144,455,699.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$687,893.10
(Recoveries)		29	$122,343.54
Net Loss for Current Collection Period			$565,549.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5605%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3741%
Second Prior Collection Period			0.6939%
Prior Collection Period			0.4810%
Current Collection Period			0.5708%
Four Month Average (Current and Prior Three Collection Periods)			0.5299%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1414	$4,393,221.97
(Cumulative Recoveries)			$246,979.28
Cumulative Net Loss for All Collection Periods			$4,146,242.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2399%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,106.95
Average Net Loss for Receivables that have experienced a Realized Loss			$2,932.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	337	$8,575,878.02
61-90 Days Delinquent	0.10%	41	$1,122,613.95
91-120 Days Delinquent	0.02%	6	$187,893.40
Over 120 Days Delinquent	0.03%	13	$319,248.76
Total Delinquent Receivables	0.87%	397	$10,205,634.13

Repossession Inventory:
Repossessed in the Current Collection Period		33	$871,648.51
Total Repossessed Inventory		55	$1,474,510.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1370%
Prior Collection Period			0.1432%
Current Collection Period			0.1184%
Three Month Average			0.1329%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1396%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer